Background and Nature of Operations - Sale of Stock (Details)			1 Months Ended				12 Months Ended
	Oct. 01, 2020 USD ($)	Jul. 03, 2020 shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2021 segment shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jun. 14, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of reportable segments | segment							3
Number of shares issued (in shares)			25,000,000	44,230,768	50,400,000	27,600,000
Sale of stock, price per share (usd per share) | $ / shares			$ 25.25		$ 22.50	$ 20.25				$ 26.00
Net proceeds after fees | $					$ 304,030,000
Debt face amount | $	$ 1,600,000
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				14,375,000
Net proceeds after fees | $				$ 1,392,671,000
Preferred Stock, Dividend Rate, Percentage							5.25%
Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Net proceeds after fees | $				$ 728,080,000
CPA Global
Subsidiary, Sale of Stock [Line Items]
Cash | $	$ 2,078,084,000
Shares Issued Percentage of Ownership	35.00%
Clarivate
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				28,846,154	14,000,000
Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, net (in shares)							257,359,494	265,266,278	1,597,691
Selling Shareholders
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				15,384,614	36,400,000
Onex
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			18,000,000	10,562,882	20,821,765
Onex | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership after transaction							6.70%
Baring
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			7,000,000	4,107,787	8,097,354
Baring | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership after transaction							2.60%
Directors, Director Nominees, Executive Officers and Other Shareholders
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				713,945	7,480,881
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				5,769,230	2,400,000
Maximum number of shares available to be issued (in shares)					7,200,000
Number of shares expired (in shares)		4,800,000
Over-Allotment Option | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)				1,875,000